Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	XBRL Amendment to reflect financials for period ending 9/30/2013
Document Period End Date	Sep. 30, 2013
Trading Symbol	VOYA
Entity Registrant Name	ING U.S., INC.
Entity Central Index Key	0001535929
Entity Filer Category	Non-accelerated Filer